SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

31. SUBSEQUENT EVENTS

In January 2021, the Company entered into a share subscription and warrant purchase agreement with the holding entities of several investors (“Investors”) in the cryptocurrencies mining industry based on the pre-agreed legally-binding term sheet. Pursuant to the Purchase Agreement, the Company issued 8,108,100 Class A ordinary shares in aggregate at US$0.1233 per share and 207,891,840 warrants in aggregate, to the Investors in February 2021. The warrants will only be exercisable upon the satisfaction of its respective condition in connection with the market capitalization of the Company reaching US$100 million, US$300 million, US$500 million and US$1 billion within the time frames of 6 months, 12 months, 24 months and 36 months from its issuance date, respectively. The transaction was closed in February 2021.

In February 2021, the Company issued and sold (i) a one-year convertible note in a principal amount of US$5,000,000, (ii) 50,000 ADSs, and (iii) 10,000,000 Class A ordinary shares, for an aggregate consideration of US$5,000,000 to Streeterville. The convertible note bears interest at a rate of 6.0% per year, computed on the basis of a 360-day year. Streeterville has the right, at any time after six months have elapsed since the purchase date until the outstanding balance has been paid in full, at its election, to convert all or any portion of the outstanding balance into ADSs of the Company’s at an initial conversion price of US$14 per ADS, each ADS representing thirty Class A ordinary shares, subject to adjustment. Payment of the redemption amount could be in cash or the Company’s ADSs, provided that any redemption made in cash which exceed half of the original principal amount will be subject to a ten percent (10%) premium. The Company has the right to prepay all or any portion of the outstanding balance, at any time, subject to fifteen percent (15%) premium on the prepaid amount. In the event the principal amount and interest accrued for the convertible note issued to Streeterville are fully repaid, the Company have the right to repurchase the remaining Class A ordinary shares held by Streeterville that are unsold at US$0.0001 per share.

In February 2021, NBTC Limited, the Company’s wholly-owned subsidiary, signed a strategic cooperation framework purchase agreement, or the Cooperation Agreement, with Shenzhen MicroBT Electronics Technology Co., Ltd., the manufacturer of WhatsMiner bitcoin mining machines. Pursuant to the Cooperation Agreement, upon the payment of a deposit, NBTC Limited has the right of first offer to purchase 5,000 WhatsMiner bitcoin mining machines from MicroBT within one year, including but not limited to models M32 and M31S. The Company completed first batch purchase of 440 WhatsMiner M32 machines in February 2021. Other than WhatsMiner bitcoin mining machines, the Company also plan to continue purchasing different types of cryptocurrency mining machines in the near future.

In February 2021 the Company entered into a standby equity distribution agreement, or the SEDA, with YA II PN, LTD., a Cayman Islands exempt limited partnership managed by Yorkville Advisor Global, LP pursuant to which the Company are able to sell up to US$100.0 million of the Company’s ADSs solely at the Company’s request at any time during the 36 months following the date of the SEDA.

In February 2021, the Company entered into purchase agreements with five Bitcoin mining machine owners to purchase Bitcoin mining machines by issuance of the Company’s Class A ordinary shares. Pursuant to the purchase agreements, the Company issued an aggregate of 26,838,360 Class A ordinary shares in exchange for 26,007 Bitcoin mining machines, with a total hash rate of approximately 549PH/S, accounting for about 0.36% of the global hash rate of Bitcoin. Majority of these mining machines have already been deployed in Xinjiang, Sichuan and Gansu in China. The number of Class A ordinary shares issued to each owner was determined based on the fair market value of Bitcoin mining machines, as apprised by an independent valuation firm prior to the execution of the purchase agreements, at a pre-agreed per share price of approximately US$0.37 per Class A ordinary share (equivalent to US$11.18 per ADS).

In February 2021, the Company’s board of directors and board committees authorized and approved the issuance of an aggregate number of 33,090,000 restricted Class A ordinary shares of the Company to certain directors, executive officers, employees and consultants of the Company as share incentive awards for their services to us pursuant to the Option Plan. Among those restricted Class A ordinary shares grants, 32,190,000 restricted Class A ordinary shares are subject to restrictions on transferability that would be removed upon the satisfaction of the conditions that half of the restricted shares should vest if the Company’s market capitalization reaches US$400 million and the other half should vest if the Company’s market capitalization reaches US$500 million. The Company also granted 900,000 restricted Class A ordinary share units to the Company’s directors which are immediately vested and issued the same number of shares.

In February 2021, the Company entered into a share purchase agreement with each of the four investors in the cryptocurrencies mining industry, respectively. Pursuant to the share purchase agreements, the Company should issue 9,231,240 Class A ordinary shares in aggregate to investors for an aggregate consideration of US$11.5 million. Such transactions were subsequently closed. Pursuant to the share purchase agreements, as soon as practicable following the filing of the Company’s annual report on Form 20-F for the year ended December 31, 2020, the Company should file a registration statement on Form F-3 covering resale of the investors’ Class A ordinary shares.

In February 2021, the Company entered into a legally binding memorandum of understanding on the acquisition of 70% equity interest in Hangzhou SuanLiTechnology Co., Ltd., a cryptocurrency cloud mining blockchain Software-as-a-Service company. The acquisition consideration would be approximately US$7.0 million, subject to due diligence and valuation to be conducted by an independent valuation firm. The Company will pay the acquisition consideration by issuance of Class A ordinary shares at a price of US$82.89 per ADS, representing the closing market price of the Company’s ADSs prior to the signing of the memorandum of understanding.

In February 2021, the Company signed a framework agreement with a Filecoin mining machine vendor to purchase Filecoin mining machines for cash consideration of US$10 million.

In March 2021, the Company entered into purchase agreements with five Bitcoin mining machine owners to purchase Bitcoin mining machines by issuance of the Company’s Class A ordinary shares. Pursuant to the purchase agreements, the Company issued an aggregate of 3,832,830 Class A ordinary shares in exchange for various Bitcoin mining machines including different brands, such as WhatsMiner, AntMiner and AvalonMiner, with a total number of 8,489 units and a total hash rate of approximately 251PH/S. These Bitcoin mining machines have already been deployed in Qinghai, Xinjiang and Inner Mongolia in China. The number of Class A ordinary shares issued to each owner was determined based on the fair market value of Bitcoin mining machines, as apprised by an independent valuation firm prior to the execution of the purchase agreements, at a pre-agreed per share price of approximately US$0.78 per Class A ordinary share (equivalent to US$23.35 per ADS).

In March 2021, the Company signed three legally-binding memoranda of understanding with three unrelated Bitcoin mining machine owners to purchase Bitcoin mining machines by the issuance of Class A ordinary shares. According to the memoranda of understanding, the Company will issue approximately 5,883,750 Class A ordinary shares (equivalent to 196,125 ADSs) to the sellers based on a per share price of approximately US$1.3 (equivalent to US$38.51 per ADS). The number of Class A ordinary shares to be issued is subject to certain price adjustment mechanisms to be assessed 6 months after the signing of the definitive agreements. The Company will designate an independent valuation firm to conduct examination and assessment of the Bitcoin mining machine fair market value, and will make adjustment to the number of Class A ordinary shares to be issued if needed.

In March 2021, the Company issued and sold a one-year convertible note in a principal amount of US$20,000,000 to Streeterville for an aggregate consideration of US$20,000,000. The Company are obligated to register certain number of ADSs for the resale of the Class A ordinary shares issuable upon the conversion of such note. The convertible note bears interest at a rate of 6.0% per year, computed on the basis of a 360-day year. Streeterville has the right, at any time after six months have elapsed since the purchase date until the outstanding balance has been paid in full, at its election, to convert all or any portion of the outstanding balance into ADSs of the Company’s at an initial conversion price of per ADS calculated as ninety percent (90%) of the lower of (a) the average of the closing trade prices during the five (5) trading days immediately preceding the date of the conversion, and (b) the closing trade price on the trading day immediately preceding the date of the conversion. Beginning on the date that is six months from the note purchase date, Streeterville has the right, exercisable at any time in its sole and absolute discretion, to redeem any portion of the convertible note up to US$3,360,000 per calendar month. Payment of the redemption amount could be in cash or the Company’s ADSs, provided that any redemptions made in cash which exceed half of the original principal amount will be subject to a ten percent (10%) premium. The Company have the right to prepay all or any portion of the outstanding balance, at any time, subject to fifteen percent (15%) premium on the prepaid amount.

In March 2021, the Company’s wholly-owned subsidiary NBTC Limited signed a Bitcoin mining machine purchase agreement with Bitmain Technologies Limited. Pursuant to the purchase agreement, the Company will purchase 24,000 Antminer S19j Bitcoin mining machines, which are scheduled to deliver starting from November 2021, for a total consideration of US$82,800,000 payable in installments according to the agreed time schedule. The Company has made the first installment payment of US$16.6 million on March 22, 2021.